Subordinated liabilities - Narrative (Details) € in Millions, ¥ in Millions, kr in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 NOK (kr)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 CHF (SFr)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	£ 9,099,000,000	[1]	£ 3,856,000,000	£ 6,785,000,000
Redemption of subordinated debt	7,241,000,000	[1]	4,746,000,000	£ 6,574,000,000
Dated subordinated liabilities	31,873,000,000		31,100,000,000
Notional contract amount	47,412,915,000,000		42,625,605,000,000
Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	311,000,000		146,000,000
Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	4,736,000,000
Dated subordinated liabilities	31,873,000,000		31,100,000,000
Barclays Bank PLC loans issued intra-group to Barclays PLC
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	8,788,000,000
Redemption of subordinated debt	2,359,000,000
Reclassification From Intra-Group Loans	221,000,000
USD Notes | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	229,000,000
USD Notes | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	146,000,000
South African Rand notes | Floating interest rate | Other (outside the UK and US tax groups)
Disclosure of detailed information about borrowings [line items]
Issuance of subordinated liabilities	82,000,000
GBP 10% fixed rate notes | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 1,961,000,000
Interest rate	10.00%				10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
EUR 6% fixed rate notes | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 1,339,000,000
Interest rate	6.00%				6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
USD 10.179% fixed rate notes | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 1,075,000,000
Interest rate	10.179%				10.179%	10.179%	10.179%	10.179%	10.179%	10.179%	10.179%	10.179%
GBP 9.5% subordinated bonds | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 200,000,000
Interest rate	9.50%				9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%
EUR floating rate notes | Floating interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 86,000,000
GBP 9.25% perpetual subordinated bonds | Fixed interest rate | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	£ 75,000,000
Interest rate	9.25%				9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%
6.125% Undated Subordinated Notes (GBP 550m) | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	6.125%				6.125%	6.125%	6.125%	6.125%	6.125%	6.125%	6.125%	6.125%
Maturity period	5 years
Various subordinated loans
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 21,052,000,000		16,607,000,000
Various subordinated loans | USD LIBOR | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $					$ 14,809
Various subordinated loans | EUR LIBOR | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | €							€ 5,937
Various subordinated loans | GBP LIBOR | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount	1,250,000,000
Various subordinated loans | JPY LIBOR | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | ¥						¥ 252,600
Various subordinated loans | Australia, Dollars | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | $								$ 2,315
Various subordinated loans | Sweden, Kronor | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | kr									kr 500
Various subordinated loans | Norway, Krone | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount										kr 970	$ 450
Various subordinated loans | CHF LIBOR | Dated subordinated liabilities
Disclosure of detailed information about borrowings [line items]
Notional contract amount | SFr												SFr 435
Various subordinated loans | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	646,000,000		489,000,000
Various subordinated loans | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Dated subordinated liabilities	£ 7,184,000,000		£ 9,563,000,000
7.625% Contingent Capital Notes (USD 3,000m) | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	7.625%				7.625%	7.625%	7.625%	7.625%	7.625%	7.625%	7.625%	7.625%
Consideration If CET1 Ratio Falls Below The Threshold	£ 0
7.625% Contingent Capital Notes (USD 3,000m) | Barclays Bank PLC | Minimum
Disclosure of detailed information about borrowings [line items]
CET1 ratio for automatic transfer	7.00%				7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
9% Permanent Interest Bearing Capital Bonds (GBP 40m) | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	9.00%				9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%
Notional contract amount	£ 40,000,000

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.